Columbia Variable Portfolio – Large Cap Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 12.8%
Entertainment 0.5%
TKO Group Holdings, Inc.	143,127	12,367,604
Interactive Media & Services 12.3%
Alphabet, Inc., Class A(a)	510,133	76,994,374
Alphabet, Inc., Class C(a)	628,951	95,764,079
Meta Platforms, Inc., Class A	244,697	118,819,969
Total		291,578,422
Total Communication Services		303,946,026
Consumer Discretionary 15.1%
Automobiles 0.7%
Tesla, Inc.(a)	92,410	16,244,754
Broadline Retail 7.5%
Amazon.com, Inc.(a)	989,156	178,423,959
Hotels, Restaurants & Leisure 4.2%
Darden Restaurants, Inc.	143,079	23,915,655
DraftKings, Inc., Class A(a)	596,431	27,083,931
Expedia Group, Inc.(a)	159,128	21,919,882
Hilton Worldwide Holdings, Inc.	125,177	26,701,506
Total		99,620,974
Specialty Retail 1.5%
TJX Companies, Inc. (The)	337,557	34,235,031
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., Class B	299,513	28,148,232
Total Consumer Discretionary		356,672,950
Consumer Staples 3.5%
Consumer Staples Distribution & Retail 2.2%
Costco Wholesale Corp.	72,716	53,273,923
Household Products 1.3%
Procter & Gamble Co. (The)	187,087	30,354,866
Total Consumer Staples		83,628,789
Financials 4.0%
Financial Services 4.0%
Visa, Inc., Class A	342,601	95,613,087
Total Financials		95,613,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.1%
Biotechnology 1.8%
BioMarin Pharmaceutical, Inc.(a)	117,738	10,283,237
Natera, Inc.(a)	137,287	12,556,269
Vertex Pharmaceuticals, Inc.(a)	49,660	20,758,376
Total		43,597,882
Health Care Equipment & Supplies 3.8%
Cooper Cos, Inc. (The)	241,474	24,499,952
DexCom, Inc.(a)	206,261	28,608,401
Intuitive Surgical, Inc.(a)	90,583	36,150,769
Total		89,259,122
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	211,996	23,722,352
UnitedHealth Group, Inc.	94,418	46,708,585
Total		70,430,937
Pharmaceuticals 4.5%
Eli Lilly & Co.	106,404	82,778,056
Zoetis, Inc.	146,599	24,806,017
Total		107,584,073
Total Health Care		310,872,014
Industrials 5.3%
Aerospace & Defense 1.0%
General Dynamics Corp.	84,512	23,873,795
Commercial Services & Supplies 1.3%
Cintas Corp.	42,997	29,540,229
Electrical Equipment 2.0%
AMETEK, Inc.	132,918	24,310,702
Eaton Corp. PLC	74,976	23,443,496
Total		47,754,198
Industrial Conglomerates 1.0%
Honeywell International, Inc.	113,904	23,378,796
Total Industrials		124,547,018
Information Technology 43.7%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	169,143	24,566,329

Columbia Variable Portfolio – Large Cap Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.1%
MongoDB, Inc.(a)	69,231	24,829,006
Semiconductors & Semiconductor Equipment 13.8%
Advanced Micro Devices, Inc.(a)	200,586	36,203,767
Applied Materials, Inc.	185,442	38,243,703
NVIDIA Corp.	235,887	213,138,058
QUALCOMM, Inc.	238,016	40,296,109
Total		327,881,637
Software 19.0%
Adobe, Inc.(a)	87,373	44,088,416
Dynatrace, Inc.(a)	530,181	24,621,606
Microsoft Corp.	650,068	273,496,609
Palo Alto Networks, Inc.(a)	100,670	28,603,367
Salesforce, Inc.	140,419	42,291,394
ServiceNow, Inc.(a)	49,805	37,971,332
Total		451,072,724
Technology Hardware, Storage & Peripherals 8.8%
Apple, Inc.	1,211,233	207,702,235
Total Information Technology		1,036,051,931
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.9%
Industrial REITs 0.9%
Prologis, Inc.	160,127	20,851,738
Specialized REITs 1.0%
Equinix, Inc.	29,029	23,958,505
Total Real Estate		44,810,243
Total Common Stocks (Cost $1,218,760,632)		2,356,142,058

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	2,719,893	2,719,349
Total Money Market Funds (Cost $2,719,077)		2,719,349
Total Investments in Securities (Cost: $1,221,479,709)		2,358,861,407
Other Assets & Liabilities, Net		11,661,345
Net Assets		2,370,522,752
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	6,108,694	118,588,235	(121,977,852)	272	2,719,349	435	164,728	2,719,893
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Growth Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7013_12_C01_(05/24)